Risk Management (Details 17) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Total financial assets	R$ 1,257,453,434	R$ 1,201,555,502
Non-current assets held for sale	1,357,026	1,353,330
Investments in associated companies	7,635,612	8,125,799
Premises and equipment	14,659,222	8,826,836
Intangible assets and goodwill, net of accumulated amortization	14,724,647	16,128,548
Taxes to be offset	15,685,801	13,498,264
Deferred income tax assets	59,570,055	48,682,569
Other assets	7,441,888	7,372,866
Total non-financial assets	121,074,251	103,988,212
Total assets	1,378,527,685	1,305,543,714	R$ 1,224,353,440
Liabilities
Total financial liabilities	1,180,044,849	1,123,334,138
Other provisions	25,239,929	19,802,171
Current income tax liabilities	2,595,277	2,373,261
Deferred income tax liabilities	1,080,603	1,200,589
Other liabilities	34,023,453	34,157,435
Total non-financial liabilities	62,939,262	57,533,456
Total equity	135,543,574	124,676,120	R$ 117,693,704	R$ 105,479,207
Total equity and liabilities	1,378,527,685	1,305,543,714
Current
Assets
Total financial assets	793,613,145	539,399,371
Non-current assets held for sale	1,357,026	1,353,330
Taxes to be offset	11,569,545	3,683,210
Other assets	7,042,105	5,443,840
Total non-financial assets	19,968,676	10,480,380
Total assets	813,581,821	549,879,751
Liabilities
Total financial liabilities	823,582,682	801,871,600
Other provisions	5,525,041	1,846,682
Current income tax liabilities	2,595,277	2,373,261
Deferred income tax liabilities		48,925
Other liabilities	31,246,562	32,630,277
Total non-financial liabilities	39,366,880	36,899,145
Total equity and liabilities	862,949,562	838,770,745
Non-current
Assets
Total financial assets	463,840,289	662,156,131
Investments in associated companies	7,635,612	8,125,799
Premises and equipment	14,659,222	8,826,836
Intangible assets and goodwill, net of accumulated amortization	14,724,647	16,128,548
Taxes to be offset	4,116,256	9,815,054
Deferred income tax assets	59,570,055	48,682,569
Other assets	399,783	1,929,026
Total non-financial assets	101,105,575	93,507,832
Total assets	564,945,864	755,663,963
Liabilities
Total financial liabilities	356,462,167	321,462,538
Other provisions	19,714,888	17,955,489
Deferred income tax liabilities	1,080,603	1,151,664
Other liabilities	2,776,891	1,527,158
Total non-financial liabilities	23,572,382	20,634,311
Total equity	135,543,574	124,676,120
Total equity and liabilities	R$ 515,578,123	R$ 466,772,969